Note 12 - Warrant Liabilities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Note 12 - Warrant Liabilities (Tables) [Line Items]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
	Visser MTA	July 2, 2012
	Agreement	Private Placement	Total

Beginning Balance - December 31, 2012	$1,260	$1,506	2,766
Change in value of warrant liability, loss	1,063	652	1,715
Ending Balance - September 30, 2013	$2,323	$2,158	$4,481

	Visser MTA Agreement	July 2, 2012 Private Placement	Total

Beginning Balance - January 1, 2012	$-	$-	-
Original valuation - June & July 2012	4,260	5,053	9,313
Change in value of warrant liability, gain	(3,000)	(3,547)	(6,547)
Ending Balance - December 31, 2012	$1,260	$1,506	$2,766

Fair Value Assumptions Used For Warrants Outstanding Table Text Block
	December 31,
	2012			2011
Expected life in years	4.42	-	4.50	0.01
Volatility	151%	-	152%	82%
Risk-free interest rate		0.72%		0.01%
Dividend rate		0		0

Warrants Outstanding [Member]
Note 12 - Warrant Liabilities (Tables) [Line Items]
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Number of Shares	Exercise Price	Expiration Date

208,334	$0.480	July 15, 2015
29,571,223	$0.490	July 15, 2015
15,000,000	$0.220	June 1, 2017
18,750,000	$0.384	July 2, 2017
63,529,557